Note 8 Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Non-Qualified Stock Options and Warrants Outstanding and Exercisable
	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,304,451)	$0.25 - $1.00	$ 0.59
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,312,367	$0.25 - $1.75	$ 0.71

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,876,000	$0.25 - $1.75	$ 1.01

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$ 1.02

Granted	1,210,000	$0.90 - $1.69	$ 1.19
Expired	(25,000)	$ 1.25	$ 1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$ 0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$ 1.13

Exercisable, December 31, 2012	7,714,850	$0.25 - $1.75	$ 1.15

Non-Qualified Stock Options and Warrants Outstanding
Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2012	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,714,850	2.71	$ 1.15